FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906




November 3, 2009


Filed Via EDGAR (CIK #0000038778)
Securities and Exchange Commission
Judiciary Plaza
100 Fifth Street, N.E.
Washington, D.C.  20549

      RE:  FRANKLIN MONEY FUND
           File Nos. 002-55029 and 811-02605

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of
Additional  Information  that  would  have been  filed  under  Rule
497(c) do not differ from those contained in Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2009.

Sincerely yours,

FRANKLIN MONEY FUND


/S/ DAVID P. GOSS
David P. Goss
Vice President


DPG:ac